Equity (Schedule Of Change In Unrealized Gain (Loss) On Derivative Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Unrealized gain (loss) arising during the period, Pre-tax amount	¥ 357	¥ (1,795)	¥ 668
Less-Reclassification adjustment for realized gain included in net income, Pre-tax amount	(833)	(1,150)	(2,157)
Net change in unrealized gain (loss) on derivative instruments, Pre-tax amount	(476)	(2,945)	(1,489)
Unrealized gain (loss) arising during the period, Net-of-tax amount	(520)	(918)	367
Less-Reclassification adjustment for realized gain included in net income, Net-of-tax amount	(415)	(725)	(1,294)
Net change in unrealized gain (loss) on derivative instruments, Net-of-tax amount	¥ (935)	¥ (1,643)	¥ (927)